Revenues	12 Months Ended
Dec. 31, 2021
Revenues [Abstract]
Revenues

Note 13 – Revenues

	For the year ended December 31
	2019		2020	2021
	Thousands USD		Thousands USD	Thousands USD
Consumables	650		554	1,631
Support services	650	(*)	654	1,117
Sales of systems	5,770		2,191	7,250
Research and development services	-		-	495
Total revenue	7,070		3,399	10,493

(*)	Immaterial reclassification

Revenues per geographical locations:

	For the year ended December 31,
	2019	2020	2021
	Thousands USD	Thousands USD	Thousands USD
America	3,367	1,263	2,513
Asia Pacific	1,591	1,362	743
Europe and Israel(*)	2,112	774	7,237
Total revenue	7,070	3,399	10,493

(*)	The Company combined all revenues into the Europe and Israel geography, due to immateriality of the amounts.

Timing of revenue recognition:

	For the year ended December 31,
	2019	2020	2021
	Thousands USD	Thousands USD	Thousands USD
Goods and services transferred over time	650	654	1,074
Goods transferred at a point in time	6,420	2,745	9,419
Total revenue	7,070	3,399	10,493

The table below provides information regarding receivables and contract liabilities deriving from contracts with customers.

	December 31,
	2020	2021
	Thousands USD	Thousands USD
Trade receivables	713	3,422
Contract liabilities	968	3,021

The contract liabilities primarily relate to the advance consideration received from customers for contracts giving yearly maintenance for the printer. The revenue is recognized in a straight line basis over the contracts’ period.

Contract costs

Management expects that commissions paid to agents for obtaining contracts are recoverable. The Group applies the expedient included in IFRS 15.94 and recognizes incremental costs for obtaining the contract as an expense as incurred, where the amortization period of the asset it would have otherwise recognized is one year or less.